RETIREMENT-RELATED BENEFITS - Defined Benefit Plans (Details)		12 Months Ended
	Jul. 01, 1999	Dec. 31, 2016
Personal Pension Plan (PPP)
Defined Benefit Plans
Number of years used in final pay formula that determines benefits		5 years
U.S. Nonpension Postretirement Benefit Plans
Defined Benefit Plans
Minimum years of service remaining from retirement eligibility to participate in Future Health Account (FHA) benefits	5 years
Service period for retirement within which employees are covered under the entity's prior health benefits arrangements	5 years